SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 1999

                THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                     Approx Asset
Date             Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

11-01   GER    11000    13.6250     15.59          Weeden & Co.
11-02   GER    13500    13.8125     15.59              " "
11-03   GER     3500    13.7143     15.62              " "
11-04   GER     3500    13.8393     15.91              " "
11-05   GER    13500    13.9676     15.78              " "
11-08   GER     3800    13.7829     15.79              " "
11-09   GER     7000    13.8750     15.96              " "
11-10   GER      600    13.0000     15.95              " "
11-11   GER     3800    14.0461     16.12              " "
11-12   GER    28800    13.8750     15.95              " "
11-15   GER     4700    14.0000     16.14              " "
11-16   GER    23800    14.0762     16.32              " "
11-17   GER     1800    13.2500     15.24              " "
11-18   GER     2100    13.2500     15.37              " "
11-19   GER     3400    13.1250     15.28              " "
11-22   GER     6500    13.0914     14.96              " "
11-23   GER     6500    13.1452     14.89              " "
11-24   GER     9100    13.0934     14.78              " "
11-26   GER     1000    13.1250     15.03              " "
11-29   GER    23400    13.0200     14.81              " "
11-30   GER    10000    13.0894     14.71              " "





The Germany Fund, Inc.
( Name of Registrant)

By Isabella Chan - Fund Administrator
Date of Statement  12/1/99



                                    Page 2